Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,509,695)	$ (215,634)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of operating lease right-of-use assets	15,456	13,952
Provision for expected credit losses accounts		32,901
Net foreign exchange differences	50,487	(1,825)
Changes in assets and liabilities:
Accounts receivable	(221,690)	(121,960)
Deposits, prepayments and other current assets	(6,977,748)	(13,258)
Contract costs	(313,391)	(325,482)
Accounts payable	119,687	165,984
Accrued liabilities and other payables	26,153	83,776
Contract liabilities	319,152	633,858
Operating lease liabilities	(15,552)	(13,952)
Net cash (used in) generated from operating activities	(8,507,141)	238,360
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment	(21,270)
Net cash used in investing activities	(21,270)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings		185,281
Repayments of borrowings	(207,280)	(3,836)
Net proceeds from initial public offering	15,198,854
Deferred public offering costs		(413,795)
Amounts lend from a shareholder, net	155,824
Repayment of amount due to a director, net	(217,718)	(5,075)
Net cash generated from (used in) financing activities	14,929,680	(237,425)
Net increase in cash and cash equivalents	6,401,269	935
Effect of foreign currency translation on cash and cash equivalents	(96,339)	1,825
Cash and cash equivalents, beginning of period	198,938	2,366
Cash and cash equivalents, end of period	6,503,868	5,126
Supplementary cash flow information:
Interest paid	$ (2,939)	$ (8,447)